Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 1,450,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 2	1,450,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 3	2,205,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 4	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 5	(40,000)
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 6	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 7	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 8	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 9	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 10	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 11	(1,955,000)
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 12	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 13	1,660,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 14	1,450,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 15	1,660,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 16	$ 1,450,000